Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Deferred tax liability	$ 364	$ 241
Total deferred tax liabilities	827	697
Deferred tax assets	1,343	1,376
Total deferred tax assets	1,806	1,832
Net deferred tax assets	979	1,135
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	812	690
Deferred tax assets	1,723	1,744
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	15	7
Deferred tax assets	$ 83	$ 88